UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street, Omaha, NE  68137

(Address of principal executive offices) (Zip code)

Emile Moulineax

            Gemini Fund Services, LLC, 450 Wireless Boulevard, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2635

Date of fiscal year end:

12/31

Date of reporting period: 3/31/11

Item 1.  Schedule of Investments.

Beech Hill Total Return Fund
PORTFOLIO OF INVESTMENTS
March 31, 2011 (Unaudited)
Shares		Value

	COMMON STOCK - 37.8%
	AUTO MANUFACTURERS - 2.2%
4,900	General Motors Co. *	$ 152,047

	COMPUTERS - 2.1%
3,600	Hewlett-Packard Co.	147,492

	ELECTRIC - 1.7%
3,800	Public Service Enterprise Group, Inc.	119,738

	ELECTRICAL COMPONENTS & EQUIPMENT - 2.5%
3,000	Emerson Electric Co.	175,290

	FOREST PRODUCTS & PAPER - 1.7%
4,000	International Paper Co.	120,720

	IRON/STEEL - 1.7%
2,600	Nucor Corp.	119,652

	MINING - 4.0%
9,800	Kinross Gold Corp.	154,350
2,200	Newmont Mining Corp.	120,076
		274,426
	OIL & GAS - 3.8%
2,200	Ensco PLC	127,248
3,400	Petroleo Brasileiro SA - ADR	137,462
		264,710
	OIL & GAS SERVICES - 6.3%
1,000	Schlumberger, Ltd.	93,260
15,000	Weatherford International, Ltd. *	339,000
		432,260
	PHARMACEUTICALS - 1.8%
2,500	Teva Pharmaceutical Industries, Ltd.	125,425

	PIPELINES - 2.3%
3,000	Energy Transfer Partners LP	155,280

	SEMICONDUCTORS - 1.8%
6,000	Intel Corp.	121,020

	SOFTWARE - 1.6%
4,400	Microsoft Corp.	111,584

	TELECOMMUNICATIONS - 4.3%
4,500	BCE, Inc.	163,530
8,000	Cisco Systems, Inc.	137,200
		300,730

	TOTAL COMMON STOCK (Cost $2,684,277)	2,620,374

	PREFERRED STOCK - 1.8%
	ELECTRIC - 1.8%
2,300	PPL Corp. * (Cost $120,864)	122,452

	SHORT-TERM INVESTMENTS - 65.4%
4,531,935	Dreyfus Treasury Prime Cash Management Money Market Fund (Cost $4,531,935)	4,531,935

	TOTAL INVESTMENTS - 105.0% (Cost - $7,337,076)	$ 7,274,761
	OTHER LIABILITIES LESS ASSETS - (5.0%)	(346,137)
	TOTAL NET ASSETS - 100.0%	$ 6,928,624

*  Non-Income producing security.

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 50,631
	Unrealized depreciation:	(112,946)
	Net unrealized appreciation:	$ (62,315)

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements.  The policies are in conformity with accounting principles generally accepted in the U.S.A. (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence  of a sale such securities shall be valued at the last bid price on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.   If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, then the security is valued at a fair value determined in accordance with the Pricing and Valuation Guidelines approved by the Board.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of March 31, 2011  for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 2,620,374	$ -	$ -	$ 2,620,374
Preffered Stock	122,452	-	-	122,452
Short-Term Investments	4,531,935	-	-	4,531,935
Total	$ 7,274,761	$ -	$ -	$ 7,274,761

There were no major transfers in and out of levels 1 and 2. The Fund did not hold any level 3 securities during the period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

*/s/ Andrew Rogers

       Andrew Rogers, President

Date

5/24/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

*/s/ Andrew Rogers

        Andrew Rogers, President

Date

5/24/11

By (Signature and Title)

*/s/ Kevin Wolf

       Kevin Wolf, Treasurer

Date

5/24/11